Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 03, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2018